Risk Management - Disclosure of maximum exposure and effects of collateral and other credit enhancements (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and advances	£ 1,232,975	£ 1,204,773
Notional contract amount	100,079,291	83,792,768
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(4,034)	(3,860)
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	355,388	353,777
Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	150,786	144,827
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	150,786	144,827
Loans and advances at amortised cost | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(3,617)	(3,420)
Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Loans and advances	4,952	4,956
Retail mortgages | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(33)	(41)	£ (360)
Retail mortgages | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	4,952	4,956
Retail mortgages | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(33)	(41)
Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Loans and advances	20,527	19,749
Retail credit cards | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(2,586)	(2,557)	(2,776)
Retail credit cards | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	20,527	19,749
Retail credit cards | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(2,586)	(2,557)
Retail other
Disclosure of detailed information about financial instruments [line items]
Loans and advances	4,128	3,918
Retail other | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(32)	(31)	(45)
Retail other | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	4,128	3,918
Retail other | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(32)	(31)
Corporate loans
Disclosure of detailed information about financial instruments [line items]
Loans and advances	121,179	116,204
Corporate loans | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(966)	(791)	£ (836)
Corporate loans | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	121,179	116,204
Corporate loans | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(966)	(791)
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,529,075	1,506,980
Netting and set-off	(197,749)	(233,266)
Cash collateral	(36,139)	(36,846)
Non-cash collateral	(333,991)	(315,829)
Risk transfer	(11,584)	(12,083)
Exposure net of risk mitigation	949,612	908,956
On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,147,054	1,126,638
Netting and set-off	(197,749)	(233,266)
Cash collateral	(33,880)	(33,632)
Non-cash collateral	(283,958)	(263,576)
Risk transfer	(9,014)	(9,995)
Exposure net of risk mitigation	622,453	586,169
On-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	208,544	180,365
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	208,544	180,365
On-balance sheet | Credit risk | Cash collateral and settlement balances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	124,519	113,987
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	124,519	113,987
On-balance sheet | Credit risk | Reverse repurchase agreements and other similar secured lending
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	17,662	3,393
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(17,662)	(3,393)
Risk transfer	0	0
Exposure net of risk mitigation	0	0
On-balance sheet | Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	252,192	292,356
Netting and set-off	(194,772)	(230,260)
Cash collateral	(29,930)	(28,953)
Non-cash collateral	(12,646)	(12,633)
Risk transfer	(4,121)	(5,284)
Exposure net of risk mitigation	10,723	15,226
On-balance sheet | Credit risk | Other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	624	665
Netting and set-off	0	0
Cash collateral	(1)	(1)
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	623	664
On-balance sheet | Credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	5,801	9,544
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	5,801	9,544
On-balance sheet | Credit risk | Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	150,786	144,827
Netting and set-off	(2,977)	(3,006)
Cash collateral	(2,499)	(2,232)
Non-cash collateral	(72,122)	(64,821)
Risk transfer	(4,893)	(4,569)
Exposure net of risk mitigation	68,295	70,199
On-balance sheet | Credit risk | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,952	4,956
Netting and set-off	0	0
Cash collateral	(11)	(22)
Non-cash collateral	(4,921)	(4,922)
Risk transfer	(6)	0
Exposure net of risk mitigation	14	12
On-balance sheet | Credit risk | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	20,527	19,749
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	20,527	19,749
On-balance sheet | Credit risk | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,128	3,918
Netting and set-off	0	0
Cash collateral	(1,064)	(1,106)
Non-cash collateral	(2,617)	(2,441)
Risk transfer	(43)	(33)
Exposure net of risk mitigation	404	338
On-balance sheet | Credit risk | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	121,179	116,204
Netting and set-off	(2,977)	(3,006)
Cash collateral	(1,424)	(1,104)
Non-cash collateral	(64,584)	(57,458)
Risk transfer	(4,844)	(4,536)
Exposure net of risk mitigation	47,350	50,100
On-balance sheet | Credit risk | Financial assets at amortised cost | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	55,153	50,227
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(136)	(583)
Risk transfer	0	(40)
Exposure net of risk mitigation	55,017	49,604
On-balance sheet | Credit risk | Financial assets at amortised cost | Government and Government sponsored debt
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(100)	(100)
Loans and advances	100	200
On-balance sheet | Credit risk | Total trading portfolio assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	106,289	91,275
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(5,546)	(1,535)
Risk transfer	0	0
Exposure net of risk mitigation	100,743	89,740
On-balance sheet | Credit risk | Total trading portfolio assets | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	94,040	77,805
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(639)	(657)
Risk transfer	0	0
Exposure net of risk mitigation	93,401	77,148
On-balance sheet | Credit risk | Total trading portfolio assets | Traded loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,249	13,470
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(4,907)	(878)
Risk transfer	0	0
Exposure net of risk mitigation	7,342	12,592
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	182,666	188,989
Netting and set-off	0	0
Cash collateral	(1,450)	(2,446)
Non-cash collateral	(173,456)	(179,507)
Risk transfer	0	0
Exposure net of risk mitigation	7,760	7,036
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,121	2,931
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(359)	(182)
Risk transfer	0	0
Exposure net of risk mitigation	2,762	2,749
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	46,885	44,182
Netting and set-off	0	0
Cash collateral	(17)	(17)
Non-cash collateral	(42,290)	(40,401)
Risk transfer	0	0
Exposure net of risk mitigation	4,578	3,764
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	132,600	141,791
Netting and set-off	0	0
Cash collateral	(1,433)	(2,429)
Non-cash collateral	(130,807)	(138,924)
Risk transfer	0	0
Exposure net of risk mitigation	360	438
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	60	85
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	60	85
On-balance sheet | Credit risk | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	42,818	51,010
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(2,390)	(1,104)
Risk transfer	0	(102)
Exposure net of risk mitigation	40,428	49,804
On-balance sheet | Credit risk | Credit-impaired | Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,389	2,038
Netting and set-off	0	0
Cash collateral	(22)	(53)
Non-cash collateral	(1,238)	(822)
Risk transfer	(247)	(87)
Exposure net of risk mitigation	882	1,076
On-balance sheet | Credit risk | Credit-impaired | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	151	278
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(151)	(277)
Risk transfer	0	0
Exposure net of risk mitigation	0	1
On-balance sheet | Credit risk | Credit-impaired | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	381	308
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	381	308
On-balance sheet | Credit risk | Credit-impaired | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	87	191
Netting and set-off	0	0
Cash collateral	0	(21)
Non-cash collateral	(84)	(162)
Risk transfer	0	0
Exposure net of risk mitigation	3	8
On-balance sheet | Credit risk | Credit-impaired | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,770	1,261
Netting and set-off	0	0
Cash collateral	(22)	(32)
Non-cash collateral	(1,003)	(383)
Risk transfer	(247)	(87)
Exposure net of risk mitigation	498	759
Off-balance sheet | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(398)	(420)
Off-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	382,021	380,342
Netting and set-off	0	0
Cash collateral	(2,259)	(3,214)
Non-cash collateral	(50,033)	(52,253)
Risk transfer	(2,570)	(2,088)
Exposure net of risk mitigation	327,159	322,787
Notional contract amount	81,500	108,600
Off-balance sheet | Credit risk | Contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	26,633	26,565
Netting and set-off	0	0
Cash collateral	(1,768)	(2,664)
Non-cash collateral	(768)	(441)
Risk transfer	(194)	(248)
Exposure net of risk mitigation	23,903	23,212
Off-balance sheet | Credit risk | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	355,388	353,777
Netting and set-off	0	0
Cash collateral	(491)	(550)
Non-cash collateral	(49,265)	(51,812)
Risk transfer	(2,376)	(1,840)
Exposure net of risk mitigation	£ 303,256	£ 299,575